38
                           UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             Form 13F
                        Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          SPO Partners & Co.
Address:       591 Redwood Highway, Suite 3215
               Mill Valley, CA  94941

Form 13F File Number:  28-4162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          William J. Patterson
Title:         Managing Director and Vice President
Phone:         (415) 383-6600

Signature, Place, and Date of Signing:

  /s/ William J. Patterson        Mill Valley, CA        7/13/2001
----------------------------     -----------------      -----------
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   5

Form 13F Information Table Value Total:   $282,699
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.   Form 13F File Number            Name

          1     28-4164               SF Advisory Corp.

          2     28-4166               SF Advisory Corp. II

                           Form 13F INFORMATION TABLE



COLUMN 1        COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
--------------  --------  --------  ---------  --------------------  ----------  --------  -----------------
                TITLE OF             VALUE     SHRS OR     SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER   CLASS     CUSIP    (x$1000)   PRN AMT     PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------  --------  --------  ---------  --------   ---------  ----------  --------  -----------------
PROQUEST          COM    74346P102  $ 45,409   1,464,800   SH        DEFINED     1,2       1,464,800

ENSCO INTL INC    COM    26874Q100  $ 83,449   3,566,200   SH        DEFINED     1,2       3,566,200

CRESCENT REAL     COM    225756105  $124,752   5,077,400   SH        DEFINED     1,2       5,077,400
ESTATE EQ

PURE RESOURCES    COM    74622E102  $ 24,030   1,335,000   SH        DEFINED     1,2       1,335,000

GULF INDONESIA    COM    402284103  $  5,060     498,000   SH        DEFINED     1,2         498,000
RES LTD.
